Exhibit 99.1

Name of	Check if Registered	Name of Originator	Total Assets in ABS			Assets that Were			Assets that Were			Assets Pending Repurchase or			Demand
Issuing Entity			by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance

Stanwich Mortgage Loan Trust, Series 2015-3 CIK# Not Applicable		Citi(1)	905	206,414,517.68	100.00%	0	-	0.00%	1	288,000	0.14%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Stanwich Mortgage Loan Trust, Series 2015-7 CIK# Not Applicable		Citi	807	42,355,222.53	100.00%	2	14,513.56	0.03%	0	-	0.00%	2	14,513.56	0.03%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Stanwich Mortgage Loan Trust, Series 2015-8 CIK# Not Applicable		Altisource/ Truman/ Barclays	612	234,922,410.98	100.00%	3	1,517,574.35	0.65%	0	-	0.00%	3	1,517,574.35	0.65%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Stanwich Mortgage Loan Trust, Series 2015-9 CIK# Not Applicable		Altisource/ Castlepeak	254	106,785,589.94	100.00%	1	135,006.23	0.13%	0	-	0.00%	1	135,006.23	0.13%	0	-	0.00%	0	-	0.00%	0	-	0.00%

Total			2578	590,477,741.13	100.00%	6	1,667,094.14	0.28%	1	288,000	0.05%	6	1,667,094.14	0.28%	0	-	0.00%	0	-	0.00%	0	-	0.00%

(1) The request for repurchase of the Series 2015-3 loan originated by Citi was made in the prior reporting period. The repurchase was completed in this reporting period.